Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001705402
Document Type	POS AM
Entity Registrant Name	AGM Group Holdings Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 2212, 22/F
Entity Address, Address Line Two	CC Wu Building
Entity Address, Address Line Three	302-308 Hennessy Road
Entity Address, City or Town	Wanchai
City Area Code	+852
Local Phone Number	975-02047
Entity Emerging Growth Company	false
Amendment Description	This Post-Effective Amendment No. 1 to Form F-1 (this “Post-Effective Amendment”) is being filed to update the Registration Statement on Form F-1 (Registration No. 333-290977) (the “Original Registration Statement”), to incorporate by reference the Registrant’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025 (the “Annual Report”), which was filed with the U.S. Securities and Exchange Commission on August 7, 2026, and to update certain other information contained herein. Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the prospectus contained in the Original Registration Statement has been combined into the prospectus contained in this Post-Effective Amendment. Accordingly, this Post-Effective Amendment amends the Original Registration Statement. The applicable registration fees were paid at the time of the original filing of the Original Registration Statement on October 10, 2025. No additional securities are being registered under this Post-Effective Amendment.
Amendment Flag	true
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168